Provisions - Other Foreign Subsidiaries - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - Other Foreign Countries - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	7.00%	6.00%	7.00%
Debt instruments asset
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	83.00%	84.00%	88.00%
Investment property [Member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	1.00%	3.00%	1.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	9.00%	7.00%	4.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 7,927	€ 8,445	€ 7,008
Net inclusion of entities in the Group		166	154
Expected return on plan assets	573	732	732
Benefits paid	(602)	(683)	(637)
Benefits paid due to settlements		(24)	(1,328)
Contributions	199	94	559
Actuarial gains/(losses)	308	203	687
Exchange differences and other items	(662)	(1,006)	1,270
Fair value of plan assets at end of year	€ 7,743	€ 7,927	€ 8,445